Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2013	December 31, 2012

Equipment	$2,161,715	$2,883,447
Tools and molds	11,543	24,620
Leasehold improvements	82,848	111,356
Furniture and fixtures	93,518	148,261

Total property and equipment	2,349,624	3,167,684

Less accumulated depreciation and amortization	(2,080,006)	(2,293,622)

Property and equipment, net	$269,618	$874,062